OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Securities - FVTPL	$3,232	$3,240
Derivative assets	138	192
Securities - FVTOCI	36	61
Other marketable securities	28	28
Restricted cash	568	581
Inventory	1,945	1,858
Accounts receivables - non-current	47	43
Other	171	167
Total other non-current assets	$6,165	$6,170

Securities - FVTPL
Securities - FVTPL includes the partnership’s investment in the Brookfield Strategic Real Estate Partners (“BSREP”) III fund, with a carrying value of the financial asset at June 30, 2024 of $1,499 million (December 31, 2023 - $1,424 million). It also includes the partnership’s investment in a U.S. department store chain with a carrying value of the financial asset at June 30, 2024 of $551 million (December 31, 2023 - $551 million).